Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,791,896,478.80
Previously Paid Amount	0.00
Total Fee Amount	3,285,660.91
Total Offset Amount	0.00
Net Fee	$ 3,285,660.91